Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash received from operations	€ 51,353	€ 57,699	€ 58,815
Cash paid from operations	(36,477)	(41,224)	(42,891)
Net payments of interest and other financial expenses net of dividends received	(1,171)	(1,725)	(1,636)
Taxes (paid)/proceeds	(509)	272	(865)
Net cash flow provided by operating activities	13,196	15,022	13,423
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(7,020)	(7,659)	(8,585)
Proceeds on disposals of companies, net of cash and cash equivalents disposed	81	1,723	29
Payments on investments in companies, net of cash and cash equivalents acquired	(79)	(12)	(3)
Proceeds on financial investments not included under cash equivalents	2,308	1,835	1,004
Payments on financial investments not included under cash equivalents	(3,297)	(1,132)	(965)
Proceeds/(payments) on placements of cash surpluses not included under cash equivalents	217	(396)	(202)
Government grants received	0	0	37
Net cash flow used in investing activities	(7,790)	(5,641)	(8,685)
Dividends paid	(1,296)	(2,742)	(2,794)
Proceeds from share capital increase	323	0	0
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(223)	(504)	379
Operations with other equity holders	(1,020)	390	(561)
Proceeds on issue of debentures and bonds and other debts	4,011	4,186	4,289
Proceeds on loans, borrowings and promissory notes	4,516	1,702	3,973
Repayments of debentures and bonds and other debts	(6,728)	(3,653)	(4,654)
Repayments of loans, borrowings and promissory notes	(2,852)	(6,356)	(4,040)
Lease principal payments	(1,787)	(1,518)	0
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(382)	(526)	(472)
Net cash used in financing activities	(5,438)	(9,021)	(3,880)
Effect of changes in exchange rates	(402)	7	(244)
Cash reclassified to assets held for sale	(4)	(14)	(111)
Effect of changes in consolidation methods and others	0	(3)	(3)
Net increase (decrease) in cash and cash equivalents during the year	(438)	350	500
RECONCILIATION OF CASH AND CASH EQUIVALENTS WITH THE STATEMENTS OF FINANCIAL POSITION
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	6,042	5,692	5,192
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	5,604	6,042	5,692
CASH AND CASH EQUIVALENTS TOTAL	€ 5,604	€ 5,692	€ 5,192